Other liabilities (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Balances at the beginning of the year	$ 26,826	$ 24,929	$ 51,188
Balances at the end of year	31,703	26,826	24,929
Provision for employee benefit obligation
Disclosure of other provisions [line items]
Balances at the beginning of the year	8,498	8,139	6,198
Actuarial gain/loss (in other comprehensive income)	(323)	403	(475)
Interest for services	165	239	164
Service Cost	250	177	21
Amounts paid in the year	(487)	(223)	(487)
Contributions	0	0	3,322
Translation differences	965	(237)	(604)
Balances at the end of year	$ 9,068	$ 8,498	$ 8,139